Supplemental Balance Sheet Disclosures (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Software and technology	$ 242,485	$ 168,792	$ 643,387
Professional services, dues and subscriptions	41,379	183,614	537,237
Insurance	103,039	224,785	264,097
Deferred contract costs	15,271	36,465	142,930
Unbilled receivable	515,541	544,212	505,203
Other	71,768	51,755	32,868
Total prepaid expenses and other current assets	$ 989,483	$ 1,209,623	$ 2,125,722